Income Taxes - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of income tax [line items]
Statutory rate of income tax	30.00%	30.00%	30.00%
Effective tax rate	53.40%	(203.40%)	(55.40%)
Additional current tax exposure expected to be recognized	0.00%
Tax losses not recognized	$ 1,871	$ 1,961	$ 1,568
Bottom of range
Schedule of income tax [line items]
Effective tax rate	15.00%
Tiendas Tres B
Schedule of income tax [line items]
Additional current tax exposure expected to be recognized	0.00%